Earnings Per Share (Details) - Schedule of Basic and Diluted Earnings Per Share - USD ($)		12 Months Ended
		Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Numerator:
Net income		$ 7,369,119	$ 4,814,703	$ 821,960
Weighted average number of ordinary shares outstanding
Basic	[1]	156	156	156
Diluted	[1]	156	156	156
Earnings per ordinary share
Basic		$ 47,238	$ 30,863	$ 5,269
Diluted		$ 47,238	$ 30,863	$ 5,269

[1]	The shares and per share information are presented on a retroactive basis to reflect the shares reorganization (Note 10).